STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net Income/(Loss)	$ (442,996)	$ (143,425)	$ (428,458)	$ 94,115
Adjustment to reconcile net loss from operations:
Accounts receivable, net	(138,543)	(336,627)	(345,929)	23,372
Prepaid insurance	(55,577)	26,795	2,945	32,949
Depreciation	8,334	11,094	42,927	52,273
Accounts payable	(6,475)	311,438	343,172	33,742
Accrued Interest	21,300		(49,035)
Accrued Payroll			79,402	75,693
Payroll liability - Pension	(172,385)	(184,047)	(162,614)	77,237
Net Cash (Used)/provided in Operating Activities	(786,341)	(314,771)	215,212	224,466
Cash Flows Used from Investing Activities
Purchase of fixed assets			6,043	24,552
Building improvements	28,890	(86,075)	224,132
Equipment	(7,468)
Loan principle payments	(18,399)	(220,436)	(180,298)	(227,097)
Net Cash Used by Investing Activities	3,023	(306,511)	(187,248)	27,721
Cash Provided from Financing Activities
Net adjustments, Equity		(12,137)
Net Cash Provided by Financing Activities		(12,137)	(930,112)	(1,178,835)
Net Increase (Decrease) in Cash	(783,318)	(633,420)	(902,148)	(926,648)
Cash at Beginning of Period	1,227,654	2,129,801	2,129,801
Cash at End of Period	444,337	1,496,382	1,227,654	2,129,801
Supplemental Cash Flow Information:
Income Taxes Paid			10,350	33,923
Interest Paid	40,922	11,653	105,826	$ 59,439
Supplemental disclosure of non-cash financing activities:
Operating leases - right of use asset	302,695		302,695
Operating leases - lease liability	$ 294,387		$ 294,387